Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents
Cash and Cash Equivalents

5.     Cash and Cash Equivalents

	12/31/2018	12/31/2017

Cash and banks
Local currency	28,233	19,124
Foreign currency	1,123,533	583,604
	1,151,766	602,728
Financial investments
Local currency	3,215,252	472,168
Foreign currency	20,435	1,937
	3,235,687	474,105

	4,387,453	1,076,833

Financial investments in local currency are low risk and highly liquid and correspond to investments indexed to the CDI. On December 31, 2018, the interest rates on financial investments ranged of 99.46% of CDI index (December 31, 2017, the interest rates ranged 110.60% of CDI index).